Earnings Per Share (Details) - Schedule of weighted average number of shares considers the ordinary shares - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of weighted average number of shares considers the ordinary shares [Abstract]
Net loss of the year (in Dollars)		$ (100,863)	$ (10,447)	[1]	$ (17,013)	[1]
Number of ordinary shares issued as at December 31	[2]	101,110,000	97,129,000		97,129,000
Weighted average basic number of ordinary shares		98,143,000	97,129,000		97,129,000
Assumed exercise of share equivalents
Weighted average diluted number of shares		98,143,000	97,129,000		97,129,000
Basic and diluted loss per share in the year (in Dollars per share)		$ (1.03)	$ (0.11)		$ (0.18)

[1]	Refer to Note 2.4
[2]	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.